Called up share capital and other equity instruments - HSBC's additional tier 1 capital (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)
Disclosure Of Other Equity [Line Items]
Other equity instruments	£ 3,921		£ 3,930
Equity instrument, interest rate, reset period	5 years
Euribor
Disclosure Of Other Equity [Line Items]
Basis spread on variable rate	4.06%	4.06%
Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Other equity instruments	£ 3,921		3,930
Undated Subordinated Resettable Additional Tier 1 instrument issued 2015 (Callable December 2020 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 1,900
Other equity instruments interest rate	5.95%	5.95%
Other equity instruments	£ 1,388		1,388
Undated Subordinated Resettable Additional Tier 1 instrument issued 2016 (Callable January 2022 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 235
Other equity instruments interest rate	5.65%	5.65%
Other equity instruments	£ 197		197
Undated Subordinated Resettable Additional Tier 1 instrument 2018 (Callable March 2023 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 300
Other equity instruments interest rate	3.813%	3.813%
Other equity instruments	£ 263		263
Undated Subordinated Resettable Additional Tier 1 instrument 2018 (Callable March 2023 onwards) 2 | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount	£ 555
Other equity instruments interest rate	5.063%	5.063%
Other equity instruments	£ 555		555
Undated Subordinated Resettable Additional Tier 1 instrument 2019 (Callable November 2024 onwards) 1 | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount	£ 500
Other equity instruments interest rate	4.75%	4.75%
Other equity instruments	£ 500		500
Undated Subordinated Resettable Additional Tier 1 instrument 2019 (Callable November 2024 onwards) 2 | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 250
Other equity instruments interest rate	3.50%	3.50%
Other equity instruments	£ 0		213
Undated Subordinated Resettable Additional Tier 1 instrument 2019 (Callable December 2024 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount	£ 431
Other equity instruments interest rate	4.551%	4.551%
Other equity instruments	£ 431		431
Undated Subordinated Resettable Additional Tier 1 instrument 2019 (Callable January 2025 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 200
Other equity instruments interest rate	5.039%	5.039%
Other equity instruments	£ 175		175
Undated Subordinated Resettable Additional Tier 1 instruments issued 2022 (Callable March 2027 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 250
Other equity instruments	£ 208		208
Undated Subordinated Resettable Additional Tier 1 instruments issued 2024 | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 250
Other equity instruments interest rate	5.625%	5.625%
Other equity instruments	£ 204		£ 0